UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West T. Rowe Price Equity Income Fund (Initial Class and Class L)

Annual Report

December 31, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

The Great-West T. Rowe Price Equity Income Fund (Initial Class shares) returned 17.21% and outperformed its benchmark, the S&P 500® Index, for the 12 months ended December 31, 2012. Overall, both stock selection and sector allocation contributed to relative returns. Stock selection in the industrials and business services and consumer discretionary sectors drove relative outperformance. The utilities sector was the largest detractor from relative performance due to our overweight position and stock selection.

Major U.S. stock market indexes produced solid returns in 2012 despite muted U.S. economic growth, a eurozone recession and sovereign debt crisis, and a slowdown in emerging economies. Domestic stocks were supported by strong U.S. corporate earnings and actions by central banks to reduce or suppress interest rates in hopes of stimulating growth. Large-cap domestic stocks surrendered some of their earlier gains in the fourth quarter amid uncertainty about the November elections and U.S. fiscal policy after 2012. On January 1, Congress passed legislation that maintains income tax rates for all but high-wage earners and delayed scheduled spending cuts for two months. Mid- and small-cap shares narrowly surpassed their large-cap counterparts. As measured by various Russell indexes, value stocks outperformed growth stocks across all market capitalizations.

Stock selection drove the contribution of the industrials and business services sector. Shares of Cooper Industries rose after diversified power products manufacturer Eaton announced it would acquire the electrical products company at a premium. Our position was eliminated once the deal closed in the fourth quarter. Shares of diversified building products company USG rose as the housing market improved.

Stock selection drove the contribution of the consumer discretionary sector. Shares of Whirlpool, the world’s largest appliance manufacturer, rose during the second half of the year as the company reported improving North American margins driven by price increases.

The Fund’s overweight position and stock selection in financials also contributed. Insurer Allstate continued to report strong quarterly earnings driven by an improved insurance pricing environment. Bank of America benefited from improving credit in virtually every area. It significantly reduced its long-term debt over the last year, reducing its interest expense.

At the other end of the spectrum, the utilities sector was the largest detractor from relative performance due to the Fund’s overweight position as well as stock selection. Exelon and Entergy suffered as low natural gas prices more than offset improvements in the supply and demand balance for power, resulting in lower power prices and lower earnings power for coal and nuclear power producers. During the fourth quarter, Exelon announced it may lower its dividend unless power prices increase soon.

The Fund did not invest in derivatives over the last year.

We are reasonably optimistic that the policymakers in Washington will come up with a compromise on government spending. We expect the U.S. economy to grow in the range of 2% to 3% in 2013. We are encouraged by positive trends in the housing industry and unemployment rates. The main impediments to global growth remain the same as last year: an economic slowdown in China and sovereign debt problems in Europe. In addition, continuing turmoil in the Middle East carries the potential to escalate into more widespread violence.

We continue to find opportunities to invest in high-quality companies selling at attractive valuations with good dividend yields. We are currently finding value in select energy and information technology stocks. We maintain our focus on investing in quality companies that are well managed, with strong competitive and financial positions and attractive value characteristics. In most cases, we also prefer firms with histories of providing attractive dividend yields.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	S&P 500 Index	Russell 2000 Value Index
	10,000.00	10,000.00	10,000.00
2003	12,564.00	12,868.49	14,603.00
2004	14,452.37	14,268.58	17,852.17
2005	15,049.25	14,969.17	18,693.00
2006	17,925.16	17,333.40	23,082.12
2007	18,505.94	18,285.70	20,824.69
2008	11,810.49	11,519.99	14,802.19
2009	14,786.73	14,568.18	17,848.48
2010	17,015.48	16,762.15	22,221.36
2011	16,865.74	17,115.83	20,999.18
2012	19,768.34	19,854.36	24,789.54

Note: Performance for the Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Five Years	Ten Years/Since Inception
Initial Class	17.21%	1.33%	7.05%
Class L	16.96%	—	10.12%*

*Since inception on July 29, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2012

Sector	% of Fund Investments
Basic Materials	4.70%
Communications	10.87%
Consumer, Cyclical	7.77%
Consumer, Non-cyclical	10.53%
Energy	13.39%
Financial	19.35%
Industrial	14.74%
Short Term Investments	8.15%
Technology	5.16%
Utilities	5.34%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/30/12)	Ending Account Value (12/31/12)	Expenses Paid During Period (06/30/12 – 12/31/12)
Initial Class
Actual	$1,000.00	$1,083.30	$4.27	*

Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.14	*

Class L
Actual	$1,000.00	$1,082.70	$5.62	**
Hypothetical (5% return before expenses)	$1,000.00	$1,019.87	$5.45	**

*Expenses are equal to the Fund’s annualized expense ratio of 0.82% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period.

**Expenses are equal to the Fund’s annualized expense ratio of 1.07% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the investment period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Schedule of Investments

As of December 31, 2012

Shares		Value

COMMON STOCK
Basic Materials — 4.95%
78,200	Cliffs Natural Resources Inc (a)	$3,015,392
76,800	EI du Pont de Nemours & Co	3,453,696
271,483	International Paper Co	10,815,883
124,600	MeadWestvaco Corp	3,971,002
38,600	Newmont Mining Corp	1,792,584
178,300	Nucor Corp	7,698,994
121,100	Vulcan Materials Co	6,303,255

		37,050,806

Communications — 11.45%
396,970	AT&T Inc	13,381,859
206,300	Cablevision Systems Corp Class A	3,082,122
103,071	CenturyLink Inc	4,032,138
322,400	Cisco Systems Inc	6,335,160
129,800	Comcast Corp Class A	4,851,924
422,700	Corning Inc	5,334,474
143,200	Harris Corp	7,011,072
127,100	McGraw-Hill Cos Inc	6,948,557
207,700	New York Times Co Class A (b)	1,771,681
450,900	Nokia OYJ Sponsored ADR (a)	1,781,055
158,711	Telefonica SA (c)	2,148,809
212,933	Time Warner Inc	10,184,585
156,386	Verizon Communications Inc	6,766,822
983,600	Vodafone Group PLC (c)	2,475,192
143,500	Walt Disney Co	7,144,865
172,100	WPP PLC (c)	2,512,837

		85,763,152

Consumer, Cyclical — 7.60%
108,800	Carnival Corp	4,000,576
323,400	Ford Motor Co	4,188,030
61,750	Genuine Parts Co	3,926,065
75,700	Hasbro Inc (a)	2,717,630
136,500	Johnson Controls Inc	4,190,550
152,200	Kohl’s Corp	6,541,556
117,100	Macy’s Inc	4,569,242
64,850	Madison Square Garden Co Class A (b)	2,876,097
209,500	Mattel Inc	7,671,890
403,900	Staples Inc	4,604,460
13,900	Tiffany & Co	797,026
240,800	United Continental Holdings Inc (b)	5,629,904
51,400	Whirlpool Corp	5,229,950

		56,942,976

Consumer, Non-cyclical — 11.10%
40,900	Amgen Inc	3,530,488
222,900	Archer-Daniels-Midland Co	6,105,231
54,200	Avery Dennison Corp	1,892,664
290,300	Avon Products Inc	4,168,708
186,100	Bristol-Myers Squibb Co	6,064,999
185,800	Campbell Soup Co (a)	6,482,562
101,200	Clorox Co	7,409,864
120,000	ConAgra Foods Inc	3,540,000

Shares		Value

Consumer, Non-cyclical — (continued)
144,200	Johnson & Johnson	$10,108,420
55,400	McCormick & Co Inc	3,519,562
206,300	Merck & Co Inc	8,445,922
93,800	PepsiCo Inc	6,418,734
379,088	Pfizer Inc	9,507,527
28,500	Procter & Gamble Co	1,934,865
67,900	Quest Diagnostics Inc	3,956,533

		83,086,079

Energy — 14.11%
98,100	Anadarko Petroleum Corp	7,289,811
76,800	Apache Corp	6,028,800
99,822	BP PLC Sponsored ADR	4,156,588
167,644	Chevron Corp	18,129,022
51,700	ConocoPhillips	2,998,083
163,300	CONSOL Energy Inc (a)	5,241,930
89,800	Diamond Offshore Drilling Inc (a)	6,102,808
189,396	Exxon Mobil Corp	16,392,224
117,400	Hess Corp	6,217,504
144,100	Murphy Oil Corp	8,581,155
106,600	Petroleo Brasileiro SA ADR	2,075,502
181,800	Royal Dutch Shell PLC ADR	12,535,110
103,700	Schlumberger Ltd	7,185,373
100,100	Spectra Energy Corp	2,740,738

		105,674,648

Financial — 20.39%
214,200	Allstate Corp	8,604,414
203,800	American Express Co	11,714,424
818,437	Bank of America Corp	9,493,869
183,200	Bank of New York Mellon Corp	4,708,240
87,900	Capital One Financial Corp	5,092,047
46,200	Chubb Corp	3,479,784
449,205	JPMorgan Chase & Co	19,751,544
194,600	Legg Mason Inc	5,005,112
144,227	Lincoln National Corp	3,735,479
60,900	Loews Corp	2,481,675
238,100	Marsh & McLennan Cos Inc	8,207,307
140,600	Northern Trust Corp	7,052,496
44,100	Och-Ziff Capital Management Group LLC	418,950
126,900	PNC Financial Services Group Inc	7,399,539
349,300	Regions Financial Corp	2,487,016
327,400	SLM Corp	5,608,362
116,100	Sun Life Financial Inc (a)	3,080,133
232,000	SunTrust Banks Inc	6,577,200
382,400	US Bancorp	12,213,856
410,900	Wells Fargo & Co	14,044,562
209,113	Weyerhaeuser Co REIT	5,817,524
99,600	Willis Group Holdings PLC	3,339,588
93,100	XL Group PLC	2,333,086

		152,646,207

Industrial — 15.53%
111,700	3M Co	10,371,345
70,300	Agilent Technologies Inc	2,878,082

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Schedule of Investments

As of December 31, 2012

Shares		Value

Industrial — (continued)
83,800	Boeing Co	$6,315,168
72,304	Eaton Corp PLC (b)	3,918,877
165,100	Emerson Electric Co	8,743,696
38,700	Energizer Holdings Inc	3,095,226
977,300	General Electric Co	20,513,527
137,600	Honeywell International Inc	8,733,472
155,800	Illinois Tool Works Inc	9,474,198
94,200	Ingersoll-Rand PLC Class A	4,517,832
39,700	Lockheed Martin Corp	3,663,913
228,700	Masco Corp	3,810,142
120,400	Norfolk Southern Corp	7,445,536
156,200	Thermo Fisher Scientific Inc	9,962,436
98,100	United Parcel Service Inc Class B	7,232,913
11,000	United Technologies Corp	902,110
99,500	USG Corp (a)(b)	2,792,965
71,200	Xylem Inc	1,929,520

		116,300,958

Technology — 5.44%
129,500	Analog Devices Inc	5,446,770
396,600	Applied Materials Inc	4,537,104
64,000	CA Inc	1,406,720
162,000	Computer Sciences Corp	6,488,100
509,100	Dell Inc	5,157,183
40,800	First Solar Inc (a)(b)	1,259,904
185,500	Hewlett-Packard Co	2,643,375
340,400	Microsoft Corp	9,098,892
150,800	Texas Instruments Inc	4,665,752

		40,703,800

Utilities — 5.63%
185,700	AES Corp	1,986,990
151,663	Duke Energy Corp	9,676,099
117,300	Entergy Corp	7,477,875
213,500	Exelon Corp	6,349,490
69,110	FirstEnergy Corp	2,886,034
312,700	NiSource Inc	7,783,103
74,500	TECO Energy Inc	1,248,620
178,100	Xcel Energy Inc	4,757,051

		42,165,262

TOTAL COMMON STOCK — 96.20% (Cost $625,629,080)		$720,333,888

PREFERRED STOCK
Consumer, Cyclical — 0.58%
98,900	General Motors Co (a)	4,363,963

TOTAL PREFERRED STOCK — 0.58% (Cost $4,950,761)		$4,363,963

Principal Amount		Value

SECURITIES LENDING COLLATERAL
$249,762	Undivided interest of 12.50% in a repurchase agreement (principal amount/value $2,001,943 with a maturity value of $2,001,961) with HSBC Securities (USA) Inc, 0.16%, dated 12/31/12, to be repurchased at $249,762 on 1/2/13, collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 1/15/13 - 3/17/31, with a value of $2,041,993.	$249,762

1,502,300	Undivided interest of 8.67% in a repurchase agreement (principal amount/value $17,377,120 with a maturity value of $17,377,265) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 12/31/12, to be repurchased at $1,502,300 on 1/2/13, collateralized by U.S. Treasury Securities, 0.38% - 4.13%, 6/30/13 - 8/15/19, with a value of $17,724,664.	1,502,300

9,998,469	Undivided interest of 17.55% in a repurchase agreement (principal amount/value $57,100,000 with a maturity value of $57,100,634) with BNP Paribas Securities Corp, 0.20%, dated 12/31/12, to be repurchased at $9,998,469 on 1/2/13, collateralized by Government National Mortgage Association, 3.00% - 3.50%, 9/15/42 - 11/15/42, with a value of $58,242,018.	9,998,469

9,998,469	Undivided interest of 18.54% in a repurchase agreement (principal amount/value $54,000,000 with a maturity value of $54,000,750) with Goldman Sachs & Co, 0.25%, dated 12/31/12, to be repurchased at $9,998,469 on 1/2/13, collateralized by various U.S. Government Agency Securities, 2.50% - 5.00%, 10/1/25 - 12/1/42, with a value of $55,080,000.	9,998,469

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Schedule of Investments

As of December 31, 2012

Principal Amount		Value

Securities Lending Collateral — (continued)
$42,714	Undivided interest of 12.38% in a repurchase agreement (principal amount/value $345,797 with a maturity value of $345,800) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 12/31/12, to be repurchased at $42,714 on 1/2/13, collateralized by Federal National Mortgage Association, 0.50% - 6.00%, 8/9/13 - 4/18/36, with a value of $352,713.	$42,714

9,998,470	Undivided interest of 19.02% in a repurchase agreement (principal amount/value $52,650,000 with a maturity value of $52,650,556) with Merrill Lynch, Pierce, Fenner & Smith, 0.19%, dated 12/31/12, to be repurchased at $9,998,470 on 1/2/13, collateralized by Government National Mortgage Association, 3.50% - 4.00%, 8/15/41 - 6/20/42, with a value of $53,703,006.	9,998,470

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 2,437,546	Undivided interest of 16.84% in a repurchase agreement (principal amount/value $14,518,150 with a maturity value of $14,518,311) with Credit Suisse Securities (USA) LLC, 0.20%, dated 12/31/12, to be repurchased at $2,437,546 on 1/2/13, collateralized by U.S. Treasury, 0.25% - 4.50%, 7/31/13 - 4/30/19, with a value of $14,808,548.	$2,437,546

TOTAL SECURITIES LENDING COLLATERAL — 4.57% (Cost $34,227,730)		$34,227,730

SHORT TERM INVESTMENTS
10,100,000	Federal Farm Credit Banks Funding Corp
	0.01%, 01/02/2013	10,099,997
20,000,000	International Bank for Reconstruction & Development
	0.03%, 01/02/2013	19,999,983

TOTAL SHORT TERM INVESTMENTS — 4.02% (Cost $30,099,980)		$30,099,980

TOTAL INVESTMENTS — 105.37% (Cost $694,907,551)		$789,025,561

OTHER ASSETS & LIABILITIES, NET — (5.37)%		$(40,188,689)

TOTAL NET ASSETS — 100.00%		$748,836,872

(a)	A portion or all of the security is on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	Foreign security is fair valued under procedures adopted by the Board of Directors.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2012

Great-West T. Rowe Price Equity Income Fund

ASSETS:
Investments in securities, fair value (including $33,377,958 of securities on loan)(a)	$789,025,561
Cash	419,470
Dividends and interest receivable	862,797
Subscriptions receivable	570,632
Receivable for investments sold	382,004

Total Assets	791,260,464

LIABILITIES:
Payable to investment adviser	519,406
Payable upon return of securities loaned	34,227,730
Redemptions payable	7,235,387
Payable for investments purchased	441,012
Payable for distribution fees	57

Total Liabilities	42,423,592

NET ASSETS	$748,836,872

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,585,352
Paid-in capital in excess of par	650,487,959
Net unrealized appreciation on investments and foreign currency translations	94,118,010
Accumulated net realized loss on investments and foreign currency transactions	(354,449)

TOTAL NET ASSETS
Initial Class	$748,524,830

Class L	$312,042

CAPITAL STOCK:
Authorized
Initial Class	125,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	45,823,885
Class L	29,631

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$16.33

Class L	$10.53

(a) Cost of investments	$694,907,551

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2012

Great-West T. Rowe Price Equity Income Fund

INVESTMENT INCOME:
Interest	$5,271
Income from securities lending	183,937
Dividends	20,954,463
Foreign withholding tax	(159,633)

Total Income	20,984,038

EXPENSES:
Management fees	5,731,369
Audit fees	18,903
Bank and custodian fees	24,363
Distribution fees - Class L	411
Investment administration fees	102,759
Other	65,939

Total Expenses	5,943,744

Less amount reimbursed by investment adviser	40,477
Less amount waived by distributor - Class L	34

Net Expenses	5,903,233

NET INVESTMENT INCOME	15,080,805

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	34,612,819
Net change in unrealized appreciation on investments and foreign currency translations	63,438,902

Net Realized and Unrealized Gain on Investments and Foreign Currency	98,051,721

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$113,132,526

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West T. Rowe Price Equity Income Fund

OPERATIONS:
Net investment income	$15,080,805	$12,822,968
Net realized gain	34,612,819	17,592,933
Net change in unrealized appreciation (depreciation)	63,438,902	(32,885,984)

Net Increase (Decrease) in Net Assets Resulting from Operations	113,132,526	(2,470,083)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(15,180,303)	(12,751,054)
Class L	(11,236)	(2,551)

From net investment income	(15,191,539)	(12,753,605)

Total Distributions	(15,191,539)	(12,753,605)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	229,452,080	265,287,449
Class L	243,912	68,929
Shares issued in reinvestment of distributions
Initial Class	15,180,303	12,751,054
Class L	11,236	2,551
Shares redeemed
Initial Class	(275,196,826)	(279,182,157)
Class L	(21,440)	(2,884)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(30,330,735)	(1,075,058)

Total Increase (Decrease) in Net Assets	67,610,252	(16,298,746)

NET ASSETS:
Beginning of year	681,226,620	697,525,366

End of year (a)	$748,836,872	$681,226,620

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	14,629,261	18,538,916
Class L	23,406	7,224
Shares issued in reinvestment of distributions
Initial Class	968,913	889,414
Class L	1,087	273
Shares redeemed
Initial Class	(17,649,232)	(19,218,629)
Class L	(2,061)	(298)

Net Increase (Decrease)	(2,028,626)	216,900

(a) Including undistributed net investment income:	$0	$12,249

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	2008
Great-West T. Rowe Price Equity Income Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$14.23		$14.63	$12.95	$10.54	$18.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.33	(a)	0.27	0.24	0.23	0.43
Net realized and unrealized gain (loss)	2.10		(0.40)	1.68	2.41	(7.07)

Total From Investment Operations	2.43		(0.13)	1.92	2.64	(6.64)

LESS DISTRIBUTIONS:
From net investment income	(0.33)		(0.27)	(0.24)	(0.23)	(0.43)
From net realized gains	–		–	–	–	(1.25)

Total Distributions	(0.33)		(0.27)	(0.24)	(0.23)	(1.68)

NET ASSET VALUE, END OF YEAR	$16.33		$14.23	$14.63	$12.95	$10.54

TOTAL RETURN(b)	17.21%		(0.88%)	15.07%	25.20%	(36.18%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$748,525		$681,159	$697,525	$591,747	$467,752
Ratio of expenses to average net assets
Before reimbursement	0.82%		0.83%	0.83%	0.84%	0.83%
After reimbursement	0.82%		0.83%	0.83%	0.84%	0.83%
Ratio of net investment income to average net assets
Before reimbursement	2.10%		1.90%	1.82%	2.10%	2.39%
After reimbursement	2.10%		1.90%	1.82%	2.11%	2.40%
Portfolio turnover rate(c)	20%		28%	19%	30%	31%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2012		2011(a)
Great-West T. Rowe Price Equity Income Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.43		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	(b)	0.31
Net realized and unrealized gain (loss)	1.38		(0.51)

Total From Investment Operations	1.58		(0.20)

LESS DISTRIBUTIONS:
From net investment income	(0.48)		(0.37)
From net realized gains	–		–

Total Distributions	(0.48)		(0.37)

NET ASSET VALUE, END OF YEAR	$10.53		$9.43

TOTAL RETURN(c) (e)	16.96%		(1.99%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$312		$68
Ratio of expenses to average net assets
Before reimbursement and waiver	21.02%		185.59%	(f)
After reimbursement and waiver	1.05%		1.05%	(f)
Ratio of net investment income (loss) to average net assets
Before reimbursement and waiver	(18.06%)		(182.48%)	(f)
After reimbursement and waiver	1.91%		2.06%	(f)
Portfolio turnover rate(g)	20%		28%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Notes to Financial Statements

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc. on September 24, 2012 and presently consists of sixty-four funds. Interests in the Great-West T. Rowe Price Equity Income Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, Maxim T. Rowe Price Equity/Income Portfolio’s name changed to Great-West T. Rowe Price Equity Income Fund. The investment objective of the Fund is to seek substantial dividend income and also long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of the Fund by the number of issued and outstanding shares of each class of the Fund on each business day.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Annual Report - December 31, 2012

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications, exchange prices.

Securities Lending Collateral (Repurchase Agreements)	Maturity date and credit quality.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of December 31, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$675,459,279	$—	$—	$675,459,279
Foreign Common Stock	37,737,771	7,136,838	—	44,874,609
Preferred Stock	—	4,363,963	—	4,363,963
Securities Lending Collateral	—	34,227,730	—	34,227,730
Short Term Investments	—	30,099,980	$—	$30,099,980

Total Investments(a)	$713,197,050	$75,828,511	$0	$789,025,561

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Annual Report - December 31, 2012

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Annual Report - December 31, 2012

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

Annual Report - December 31, 2012

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), formerly known as GW Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.80% of the average daily net assets of the Fund. However, the Adviser is required by contract to reimburse the Fund for any expenses which exceed an annual rate, including management fees, of 0.95% of the average daily net assets of the Fund. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser and Great-West Funds have entered into a sub-advisory agreement with T. Rowe Price Associates, Inc. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as Directors was $238,800 for the year ended December 31, 2012. Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $135,569,596 and $169,360,026, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2012, the U.S. Federal income tax cost basis was $700,733,571. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $144,751,298 and gross depreciation of securities in which there was an excess of tax cost over value of $56,459,308 resulting in net appreciation of $88,291,990.

5. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2012 the Fund had securities on loan valued at $33,377,958 and received collateral of $34,227,730 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

6. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for Passive Foreign Investment Corporation securities, adjustments for Real Estate

Annual Report - December 31, 2012

Investment Trust securities and foreign currency reclassifications. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

For the year ended December 31, 2012, the Fund reclassified permanent book and tax differences of:

Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss on Investments
$–	$98,485	$(98,485)

The tax character of distributions paid during the years ended December 31, 2012 and 2011 were as follows:

	2012	2011
Distributions paid from:
Ordinary Income	$14,960,823	$12,753,605
Long-term capital gain	230,716	–

	$15,191,539	$12,753,605

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$–
Undistributed capital gains	5,471,571

Net accumulated earnings	5,471,571

Net unrealized appreciation on investments	88,291,990
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$93,763,561

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. For the year ended December 31, 2012, the Fund utilized $25,217,174 and had no unused capital loss carryforwards for federal income tax purposes.

7. LEGAL PROCEEDINGS

Several lawsuits have been filed relating to the Fund’s previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, Great-West Funds was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain noteholders of Tribune Company in the U.S. District Court for the District of Colorado. The Fund was also named as a defendant in this lawsuit. These lawsuits have been consolidated with others into an action pending in the U.S. District Court for the Southern District of New York. The plaintiffs in all these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

Annual Report - December 31, 2012

Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout is approximately $14,059,000.

8. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2012, 100% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West T. Rowe Price Equity Income Fund (formerly, Maxim T. Rowe Price Equity/Income Portfolio), one of the funds of Great-West Funds, Inc. (formerly, Maxim Series Fund, Inc.) (the “Great-West Funds”) as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of Great-West Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Great-West Funds is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Great-West Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West T. Rowe Price Equity Income Fund of Great-West Funds, Inc. as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 22, 2013

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of Great-West Funds’ business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting Great-West Funds, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 64 funds, each of which is a series of Great-West Funds. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	64	Director, Guaranty Bancorp

Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	64	N/A
Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	64	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Mangement, LLC	64	N/A

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)	Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Mangement, LLC; formerly, Secretary, Great-West Capital Mangement, LLC and Great-West Funds	N/A	N/A

John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great- West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Mangement, LLC	N/A	N/A
Jill A. Kerschen 8515 East Orchard Road, Greenwood Village, CO 80111 1975	Assistant Treasurer	Since 2008	Senior Manager, Fund Financial & Tax Reporting, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Mangement, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Mangement, LLC; formerly, Assistant Secretary, Great-West Capital Mangement, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Mangement, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Mangement, LLC and Great-West Funds	N/A	N/A

David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Mangement, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Managing Counsel, Great-West Life & Annuity Insurance Company; Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Mangement, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either Great-West Funds or Great-West Capital Mangement, LLC.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Fund Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $610,000 for fiscal year 2011 and $638,600 for fiscal year 2012.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2011 and $79,500 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $263,400 for fiscal year 2011 and $0 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West

1  No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3  For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2011 equaled $2,329,700 and for fiscal year 2012 equaled $1,680,600.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

4  No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Great-West Funds’ primary investment adviser.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)            (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

                (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

                (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 26, 2013